United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/10

Date of Reporting Period: Quarter ended 12/31/09

Item 1.	Schedule of Investments

Federated Municipal Securities Fund, Inc.

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 96.2%
	Alabama – 0.3%
$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	1,641,472
	Arizona – 2.0%
1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,142,920
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,189,060
2,000,000	Phoenix, AZ Civic Improvement Corp. - Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,240,380
4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,210,200
1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,607,678
	TOTAL	11,390,238
	Arkansas – 0.2%
1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,016,510
	California – 16.0%
500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	476,645
500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA, Inc. INS), 9/1/2016	555,715
1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	1,058,370
1,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,058,050
500,000	Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance, Inc. INS), 10/1/2023	505,855
590,000	Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	503,783
1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	1,023,630
425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	451,907
1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	943,080
500,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	502,125
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	1,000,910
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	995,590
2,665,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	2,836,599
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,066,420
950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(National Public Finance Guarantee Corporation INS), 3/1/2032	792,148
15,000	California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	15,020
20,000	California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,059
170,000	California State, UT GO Bonds, 5.75%, 5/1/2030	171,409
5,500,000	California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	5,554,450
2,000,000	California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,043,440
2,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	1,804,340
1,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	1,015,930
5,000,000	California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	4,879,500

Principal Amount			Value
$4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,094,640
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,079,160
1,000,000		California Statewide Communities Development Authority, COP, 5.50% (Sutter Health)/(FSA, Inc. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,013,400
1,495,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/(FSA, Inc. INS), 8/15/2013	1,516,528
1,930,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/(FSA, Inc. INS), 8/15/2015	1,958,467
455,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	441,232
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	863,080
810,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	787,223
500,000	[1]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School)/(United States Treasury PRF 5/1/2010@102), 11/1/2031	520,255
1,000,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COPs (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	1,011,740
1,000,000		El Centro, CA Financing Authority, Ins Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,008,710
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	889,490
1,000,000		Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	993,930
1,800,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,336,968
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	2,347,160
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,018,460
1,000,000		Long Beach, CA USD, UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,080,220
1,000,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.00%, 8/1/2026	1,046,840
1,000,000		Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	1,033,680
1,000,000		Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	1,029,950
1,110,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	1,114,163
2,000,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	2,082,140
1,000,000		Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,103,930
1,500,000		Manhattan Beach, CA, COPs (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,503,225
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,058,120
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (National Public Finance Guarantee Corporation INS), 8/1/2030	1,076,490
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	505,385
1,950,000		Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,702,545
1,730,000		Redondo Beach, CA USD, UT GO Bonds (Series 2008A), 5.125%, 8/1/2037	1,730,519
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,278,100
1,000,000		Regents of University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,120,660
1,500,000		Regents of University of California, General Revenue Bonds, Series A, 5.125% (AMBAC INS), 5/15/2020	1,597,425
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	2,223,312
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	2,850,090
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,560,900
1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041	1,070,680
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	180,677
1,000,000		San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,017,080
200,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	213,466

Principal Amount		Value
$1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,060,910
3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,220,200
400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	464,452
1,000,000	Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,006,910
1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,073,010
1,000,000	Vallejo, CA USD, UT GO Bonds, 5.90% (National Public Finance Guarantee Corporation INS), 2/1/2021	1,060,780
1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	1,000,040
340,000	Watsonville, CA, INS Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012	366,734
	TOTAL	93,588,051
	Colorado – 1.8%
4,000,000	Boulder Valley, CO School District RE No. 2, UT GO Bonds, 5.00%, 12/1/2034	4,233,880
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	641,329
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	697,902
1,590,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,695,194
4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,478,200
	TOTAL	10,746,505
	District of Columbia – 1.2%
3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	3,004,020
2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,469,134
1,310,000	District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/(AMBAC INS), 7/1/2016	1,352,457
	TOTAL	6,825,611
	Florida – 4.2%
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,485,171
665,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	859,965
3,455,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	3,932,481
3,000,000	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,624,240
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,167,850
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC and National Public Finance Guarantee Corporation INS), 7/1/2013	1,033,390
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	1,039,730
5,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	5,197,400
1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,916,077
100,000	Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 11/1/2013	105,131
	TOTAL	24,361,435
	Georgia – 2.2%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,447,300
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,055,980
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,119,050
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,110,360

Principal Amount		Value
$3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,234,120
	TOTAL	12,966,810
	Hawaii – 0.4%
2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (FSA, Inc. INS), 3/1/2025	2,144,140
	Illinois – 2.2%
355,000	Chicago, IL Board of Education, COPs (Series A), 6.25% (National Public Finance Guarantee Corporation INS), 1/1/2011	373,133
3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA, Inc. INS), 11/1/2028	3,152,820
3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	3,201,660
2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	2,127,460
100,000	Illinois Department Central Management Services, COPs, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	100,904
2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,201,650
450,000	Illinois State, UT GO Bonds, 5.25%, 10/1/2018	491,018
125,000	Posen, IL, UT GO Bonds, 4.20% (National Public Finance Guarantee Corporation INS), 12/1/2017	125,869
130,000	Posen, IL, UT GO Bonds, 4.30% (National Public Finance Guarantee Corporation INS), 12/1/2018	129,672
140,000	Posen, IL, UT GO Bonds, 4.40% (National Public Finance Guarantee Corporation INS), 12/1/2019	138,874
175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	187,409
400,000	University of Illinois, COPs (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	429,972
	TOTAL	12,660,441
	Indiana – 2.2%
1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,055,980
2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,213,266
1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	1,048,557
1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,798,830
100,000	Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	122,402
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,481,960
110,000	Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.30%), 6/1/2021	110,799
2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,584,920
500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	537,400
	TOTAL	12,954,114
	Kansas – 0.4%
1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	963,500
1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,286,792
	TOTAL	2,250,292
	Kentucky – 0.6%
3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,246,960
	Louisiana – 0.2%
1,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,346,265
	Massachusetts – 2.5%
4,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,321,400
170,000	Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	174,260
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,141,860
4,550,000	Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	3,746,061
5,000,000	Massachusetts State HFA, Single Family Housing Mortgage Revenue Bonds (Series 147), 4.60%, 12/1/2025	5,015,000
	TOTAL	14,398,581

Principal Amount			Value
		Michigan – 2.8%
$3,560,000		Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA, Inc. INS), 7/1/2029	3,560,000
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,667,560
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC and National Public Finance Guarantee Corporation INS), 5/1/2018	1,041,930
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,523,235
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	1,003,370
2,470,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,541,852
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,910,295
		TOTAL	16,248,242
		Mississippi – 1.5%
8,000,000		Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,737,680
		Missouri – 0.2%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,193,850
100,000		Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (National Public Finance Guarantee Corporation INS), 3/1/2010	101,161
		TOTAL	1,295,011
		Nebraska – 0.4%
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	2,063,860
		Nevada – 1.0%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,167,840
500,000		Clark County, NV School District, UT GO Bonds (Series A), 7.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.05%), 6/1/2010	513,250
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,027,340
245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	110,365
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	262,636
		TOTAL	6,081,431
		New Hampshire – 0.3%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,704,765
		New Jersey – 0.3%
2,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	2,031,880
		New Mexico – 0.9%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,156,620
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA, Inc. INS), 6/1/2036	3,053,820
		TOTAL	5,210,440
		New York – 7.4%
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,128,820
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 0.637% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	2,852,640
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	4,003,150
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,109,950
270,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	301,455
4,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,396,920
3,570,000		New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	3,787,520
5,000,000		New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,316,000
2,000,000	[1,2]	New York State Dormitory Authority, Revenue Bonds (ROLs II R-11777), 12.1975% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2017	2,616,500

Principal Amount			Value
$1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,126,769
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,141,500
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,734,800
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (National Public Finance Guarantee Corporation INS), 6/1/2014	2,204,243
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.252%, 5/15/2016	2,462,720
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,115,520
		TOTAL	43,298,507
		North Carolina – 9.4%
1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (United States Treasury PRF 7/15/2010@101)/(Original Issue Yield: 5.65%), 7/15/2025	1,235,446
2,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	2,166,700
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	1,097,130
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,118,960
335,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	391,712
1,385,000		Charlotte, NC, UT GO Refunding Bonds, 5.00%, 8/1/2020	1,589,481
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	502,640
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	524,020
500,000		Craven County, NC, COPs (Series 2007), 5.00% (National Public Finance Guarantee Corporation INS), 6/1/2027	517,830
1,000,000		Cumberland County, NC, Refunding COP (Series 2009B), 5.00%, 12/1/2024	1,086,460
530,000		Durham, NC, Refunding UT GO Bonds, 5.00%, 4/1/2020	599,244
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019	1,019,030
1,000,000		Forsyth County, NC, GO School Bonds (Series 2008), 4.375% (Original Issue Yield: 4.45%), 5/1/2027	1,047,250
500,000		Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (FSA, Inc. INS), 11/1/2025	533,880
800,000		High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (FSA, Inc. INS), 11/1/2028	852,864
500,000		Iredell County, NC, COPs (Series 2008), 5.125% (FSA, Inc. INS)/(Original Issue Yield: 5.13%), 6/1/2027	536,150
500,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA, Inc. INS), 10/1/2024	525,920
1,660,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA, Inc. INS), 10/1/2036	1,686,527
2,000,000		New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2020	2,332,860
2,000,000		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,106,620
1,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	1,037,320
5,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,299,750
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	530,645
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, (United States Treasury PRF 1/1/2010@101), 1/1/2019	505,000
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	528,705
2,915,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	2,967,878
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury PRF 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	541,095
250,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	203,860
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,354,755
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	559,900

Principal Amount		Value
$500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 7.00%), 10/1/2021	529,420
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,006,430
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	1,220,882
1,230,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance, Inc. INS), 10/1/2019	1,227,134
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	626,306
500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	547,130
2,000,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,918,720
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.74%), 11/1/2025	1,051,160
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,017,890
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	282,820
500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	591,895
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	235,758
1,000,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 6.73%), 1/1/2020	1,010,000
500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (National Public Finance Guarantee Corp. INS), 3/1/2019	551,620
1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	959,780
1,020,000	Onslow County, NC, School UT GO Bonds, 5.00%, 4/1/2021	1,115,982
1,000,000	Pitt County, NC, COPs, 5.00% (National Public Finance Guarantee Corp. INS), 4/1/2025	1,044,410
500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	530,215
500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030	510,995
500,000	Randolph County, NC, COPs (Series 2007), 5.00% (AMBAC INS), 2/1/2027	517,145
850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	885,717
500,000	University of North Carolina at Chapel Hill, Revenue Bonds (Series 2007), 5.00%, 12/1/2036	524,625
500,000	University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (National Public Finance Guarantee Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033	451,010
500,000	University of North Carolina Wilmington, COPs (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	540,800
525,000	University of North Carolina Wilmington, COPs, 5.25% (FGIC and National Public Finance Guarantee Corp. INS), 6/1/2022	555,923
250,000	Wilmington, NC Storm Water Fee, Revenue Bonds, 5.00% (AMBAC INS), 6/1/2033	256,373
250,000	Winston-Salem, NC Water & Sewer System, Water & Sewer System Revenue Bonds (Series 2009), 5.00%, 6/1/2028	274,592
	TOTAL	54,984,364
	Ohio – 2.5%
5,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	5,266,400
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA, Inc. INS), 12/1/2024	1,790,967
1,660,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	1,722,698
1,345,000	Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,420,737
85,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	97,187
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,836,504
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,213,360
	TOTAL	14,347,853

Principal Amount			Value
		Oklahoma – 0.2%
$1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, Series A, 6.00% (University of Tulsa)/(National Public Finance Guarantee Corporation INS), 10/1/2016	1,124,950
		Oregon – 0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,538,250
		Pennsylvania – 8.7%
3,890,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,137,949
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,136,666
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,062,573
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,482,900
3,000,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	3,045,660
1,700,000	[1,2]	Commonwealth of Pennsylvania, JPMorgan Chase DRIVERs (Series 3350), 14.786%, 3/15/2017	2,438,888
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,706,750
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,234,600
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	4,988,950
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,032,420
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,200,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,597,620
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,581,140
3,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,137,520
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,011,600
5,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,344,150
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,023,030
1,250,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	1,258,912
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,002,660
135,000		Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	159,431
1,000,000		University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,143,990
		TOTAL	50,727,409
		Puerto Rico – 0.4%
1,000,000		Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	1,033,930
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	1,008,530
		TOTAL	2,042,460
		Rhode Island – 0.5%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,621,450
		South Carolina – 0.4%
220,000		Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2016	249,584
280,000		Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	348,754
580,000		South Carolina Jobs EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	654,698

Principal Amount			Value
$1,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,107,050
		TOTAL	2,360,086
		South Dakota – 0.8%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,362,282
2,310,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA, Inc. INS), 11/1/2020	2,364,193
		TOTAL	4,726,475
		Tennessee – 1.4%
3,000,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	3,431,340
2,500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	2,835,350
1,000,000		Tennessee Housing Development Agency, Home Ownership Program Bonds (Issue 2009-2), 4.70%, 7/1/2027	1,013,190
1,000,000		Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,092,180
		TOTAL	8,372,060
		Texas – 8.1%
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,301,600
5,000,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,337,100
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,944,860
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2011	2,296,206
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2012	4,269,720
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	2,064,940
500,000		Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.47%), 11/15/2021	500,460
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,138,520
1,000,000		Humble, TX ISD, UT GO Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/15/2024	1,049,630
250,000		Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	299,575
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,258,416
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,003,772
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,025,310
3,515,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	3,841,157
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (PSFG GTD), 8/15/2026	1,080,570
1,250,000	[1,2]	Spring Branch, TX ISD, JPMorgan Chase DRIVERs (Series 3377), 15.615%, 2/1/2015	1,584,400
200,000		Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	228,990
5,175,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	5,276,999
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,649,959
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,243,350
		TOTAL	47,395,534
		Utah – 2.1%
8,875,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	10,343,724
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,100,560
		TOTAL	12,444,284
		Vermont – 0.2%
1,000,000		Burlington, VT Airport, Revenue Bonds, Series A, 5.00% (National Public Finance Guarantee Corporation INS), 7/1/2023	1,005,730

Principal Amount			Value
$3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 0.50% TOBs (Middlebury College), Optional Tender 11/1/2010	3,001
		TOTAL	1,008,731
		Virginia – 2.9%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA, Inc. INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,262,300
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,530,790
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,956,394
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,407,440
		TOTAL	17,156,924
		Washington – 1.9%
5,595,000		Washington State Convention & Trade Center, Lease Revenue COPs, 5.125% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,612,512
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,088,640
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	953,465
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 11.82857%, 1/1/2016	2,415,800
		TOTAL	11,070,417
		West Virginia – 0.3%
2,200,000		Pleasants County, WV County Commission, PCR Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,019,600
		Wisconsin – 4.9%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF), 9/1/2018	1,041,460
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,585,151
6,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,626,340
3,000,000		Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,225,960
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,122,655
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,633,928
1,740,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,803,266
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 10.82329%, 5/1/2016	2,355,440
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,257,560
		TOTAL	28,651,760
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $544,742,455)	560,801,848
		SHORT-TERM MUNICIPALS – 2.6%;3
		California – 1.0%
2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.210%, 1/1/2010	2,500,000
3,050,000		California Health Facilities Financing Authority, (Series 2003D) Weekly VRDNs (Stanford Hospital & Clinics)/(FSA, Inc. INS)/(Dexia Credit Local LIQ), 0.350%, 1/6/2010	3,050,000
		TOTAL	5,550,000
		Massachusetts – 0.9%
5,200,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.240%, 1/1/2010	5,200,000
		Michigan – 0.2%
1,270,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 1/6/2010	1,270,000
		Pennsylvania – 0.5%
2,050,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.210%, 1/1/2010	2,050,000

Principal Amount		Value
$1,070,000	Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.250%, 1/1/2010	1,070,000
	TOTAL	3,120,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	15,140,000
	TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $559,882,455)[4]	575,941,848
	OTHER ASSETS AND LIABILITIES - NET — 1.2%[5]	7,197,133
	TOTAL NET ASSETS — 100%	$583,138,981

At December 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $15,015,912, which represented 2.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2009, these liquid restricted securities amounted to $13,873,748, which represented 2.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	7/3/2001	$455,000	$441,232
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School)/(United States Treasury PRF 5/1/2010@102), 11/1/2031	3/23/2001	$500,000	$520,255
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	At December 31, 2009, the cost of investments for federal tax purposes was $559,865,180. The net unrealized appreciation from investments was $16,076,668. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,251,523 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,174,855.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2009, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax

VRDNs	— Variable Rate Demand Notes

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Fund, Inc.

By	/s/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/s/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010